As filed with the Securities and Exchange Commission on December 18, 2013

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☒
PRE-EFFECTIVE AMENDMENT NO.                     ☐
POST-EFFECTIVE AMENDMENT NO. 112             ☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒
AMENDMENT NO. 114                          ☒
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET,
BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2844

THOMAS M. KINZLER
601 CONGRESS STREET,
BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th day of December, 2013.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Name:	Hugh McHaffie
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Hugh McHaffie	President (Chief Executive Officer)	December 18, 2013
Hugh McHaffie

/s/ Charles A. Rizzo	Chief Financial Officer	December 18, 2013
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	December 18, 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	December 18, 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	December 18, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	December 18, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	December 18, 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	December 18, 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	December 18, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	December 18, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	December 18, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	December 18, 2013
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	December 18, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	December 18, 2013
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	December 18, 2013
Warren A. Thomson

*By:	/s/ Andrew Wilkins
Andrew Wilkins
Attorney-In-Fact, under Power of Attorney previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on December 18, 2012

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document